Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Disaggregation Of Revenue
The following table sets forth the percentage of Foundry revenues by industry based on total Foundry revenue:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Food and nutrition	19%	27%	22%	36%
Industrial and environmental	12%	27%	17%	27%
Agriculture	8%	20%	9%	14%
Consumer and technology	52%	15%	34%	15%
Other	9%	11%	18%	8%

Total Foundry revenue	100%	100%	100%	100%

The following table sets forth the percentage of revenue by geographic location based on total revenue:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
North America	97%	91%	96%	93%
Rest of world	3%	9%	4%	7%

Total revenue	100%	100%	100%	100%

The following table sets forth the percentage of Foundry revenues by industry based on total Foundry revenue:

	Year Ended December 31,
	2020	2019
Food and nutrition	35%	39%
Industrial and environmental	29%	13%
Agriculture	13%	18%
Consumer and technology	12%	19%
Other	11%	11%

Total	100%	100%

The following table sets forth the percentage of revenue by geographic location based on total revenue:

	Year Ended December 31,
	2020	2019
North America	95%	95%
Rest of world	5%	5%

Total	100%	100%